Issued Capital	12 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Issued Capital

NOTE 21: ISSUED CAPITAL

(a)
Issued capital

Movements in Ordinary Shares of the Company during the current period were as follows:

Date	Details	Number of shares	A$
Ordinary Shares
July 1, 2019	Opening balance	544,647,747	144,944,233
	Share issue - share placement	81,500,000	3,260,000
	Transfer from treasury stock	38,125	-
	Share issue costs	-	(48,228)
June 30, 2020	Closing balance	626,185,872	148,156,005
	Share issue - share placements (i)	185,757,511	21,229,874
	Share issue – rights (ii)	195,229,129	22,606,257
	Shares issued to employees	424,232	60,750
	Share issue costs	-	(423,492)
	Warrants issued -underwriting fee (iii)	-	(1,439,247)
June 30, 2021	Closing balance	1,007,596,744	190,190,147
	Shares issued on exercise of options (iv)	2,000,000	27,200
	Shares issued on exercise of warrants (iv)	8,000,000	480,000
	Transfer from share-based payments reserve as result of options and warrants being exercised	-	327,760
	Share issue in a US IPO and NASDAQ listing (v)	335,754,000	32,383,263
	Share issue costs	-	(5,712,611)
June 30, 2022	Closing balance	1,353,350,744	217,695,759

Treasury Stock
July 1, 2019	Closing balance	38,125	-
	Share issue – Employee Share Plan Loan Agreements	(38,125)	-
June 30, 2020	Closing balance	-	-
	Share issue – Employee Share Plan Loan Agreements	-	-
June 30, 2021	Closing balance	-	-
	Share issue – Employee Share Plan Loan Agreements	-	-
June 30, 2022	Closing balance	-	-

Total Issued Capital		1,353,350,744	217,695,759

(i)
During the year ended June 30, 2021, the following share placements occurred:
•
Issue of 54,333,000 shares at A$0.04 per share raising A$2,173,320. The share issue was approved by shareholders at a General Meeting held on August 26, 2020; and
•
Issue of 131,424,511 shares at A$0.145 per share raising A$19,056,554

(ii)
During the year ended June 30. 2021, the following rights issues occurred:
•
Issue of 54,304,446 at A$0.04 per share raising A$2,172,178; and
•
Issue of 140,924,683 shares at A$0.145 raising A$20,434,079

(iii)
Shareholders at the General Meeting held on August 26, 2020 approved the issue of 150,000,000 warrants to Apeiron Investment Group Ltd (“Apeiron”) to subscribe for shares at A$0.06 per share as consideration of underwriting a share issue that would raise at least A$15,000,000. The warrants vested on 3 March 2021 when with the assistance of Apeiron a share placement was made that raised A$15,991,634.

(iv)
During the year ended June 30, 2022, the following shares were issued:
•
Issue of 2,000,000 as a result of share options being exercised that had an exercise price of A$0.0136 per option; and
•
Issue of 8,000,000 shares as a result of warrants being exercised that had an exercise price of A$0.06 per warrant.
(v)
During the year ended June 30, 2022, 335,754,000 shares were issued in a US IPO and Nasdaq listing. The IPO and Nasdaq listing were approved by shareholders at the Annual General Meeting held on December 2, 2021.

Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the Company in proportion to the number of and amounts paid on the shares held. On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote and upon a poll each share is entitled to one vote.

(b)
Share Options

When exercised, each option is convertible into one ordinary share.

The Bionomics Employee Equity Plan and Bionomics Employee Share Option Plan

The terms and conditions of the Bionomics Employee Equity Plan and Bionomics Employee Share Option Plan are summarised in Note 2(g)(iii).

Movement in unlisted share options:

	2022		2021		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise	of options	exercise	of options	exercise
		price		price		price
Opening balance at beginning of financial year	20,985,450	A$0.12	6,364,550	A$0.40	7,686,550	A$0.41
Granted during the financial year	61,216,767	A$0.18	15,500,000	A$0.04	-	-
Forfeited during the financial year	-	-	(5,000)	A$0.41	(582,500)	A$0.44
Exercised during the financial year	(2,000,000)	A$0.01	-	-	-	-
Expired during the financial year	(1,145,600)	A$0.42	(874,100)	A$0.45	(739,500)	A$0.45
Closing balance at June 30	79,056,617	A$0.16	20,985,450	A$0.12	6,364,550	A$0.40

The number of unlisted share options vested and exercisable at June 30, 2022 is 31,065,275 (2021: 20,056,450).

The weighted average remaining contractual life of any unlisted share options outstanding at the end of the year is 4.93 years (2021: 3.80 years).

(i) Unlisted share options issued during the year ended June 30, 2022

On December 2, 2021, shareholders at the Annual General Meeting approved the issuing of 47,786,607 share options to subscribe for 47,786,607 shares at $0.2014 per share to Dr Errol De Souza, Executive Chairman. The options were issued on December 22, 2021, details of the issue are set out below:

			Exercise		Fair value at
Grant date	Vesting date	Expiry date	price	Number	date of issue
2-Dec-21	30-Sep-21	30-Sep-26	A$0.2014	2,986,663	A$0.0740
2-Dec-21	31-Dec-21	31-Dec-26	A$0.2014	2,986,663	A$0.0760
2-Dec-21	31-Mar-22	31-Mar-27	A$0.2014	2,986,663	A$0.0780
2-Dec-21	30-Jun-22	30-Jun-27	A$0.2014	2,986,663	A$0.0790
2-Dec-21	30-Sep-22	30-Sep-27	A$0.2014	2,986,663	A$0.0810
2-Dec-21	31-Dec-22	31-Dec-27	A$0.2014	2,986,663	A$0.0820
2-Dec-21	31-Mar-23	31-Mar-28	A$0.2014	2,986,663	A$0.0840
2-Dec-21	30-Jun-23	30-Jun-28	A$0.2014	2,986,663	A$0.0850
2-Dec-21	30-Sep-23	30-Sep-28	A$0.2014	2,986,663	A$0.0860
2-Dec-21	31-Dec-23	31-Dec-28	A$0.2014	2,986,663	A$0.0880
2-Dec-21	31-Mar-24	31-Mar-24	A$0.2014	2,986,663	A$0.0890
2-Dec-21	30-Jun-24	30-Jun-24	A$0.2014	2,986,663	A$0.0900
2-Dec-21	30-Sep-24	30-Jun-24	A$0.2014	2,986,663	A$0.0910
2-Dec-21	31-Dec-24	31-Dec-29	A$0.2014	2,986,663	A$0.0920
2-Dec-21	31-Mar-25	31-Mar-30	A$0.2014	2,986,663	A$0.0930
2-Dec-21	30-Jun-25	30-Jun-30	A$0.2014	2,986,662	A$0.0940
				47,786,607

A Black-Scholes model was used to obtain the fair value of the above share options. Inputs used are summarised below:

Share price at date of issue	A$0.125
Exercise price	A$0.2014
Bionomics share volatility	85.53%
Risk free interest rate	0.413%

On December 2, 2021, shareholders at the Annual General Meeting approved the issuing of 13,430,160 share options to subscribe for 13,430,160 shares at A$0.09645 per share to Dr Errol De Souza, Executive Chairman. The options were issued on 22 December 2021, details of the issue are set out below:

			Exercise		Fair value at
Grant date	Vesting date	Expiry date	price	Number	date of issue
2-Dec-21	31-Mar-22	31-Mar-27	A$0.09645	839,385	A$0.0900
2-Dec-21	30-Jun-22	30-Jun-27	A$0.09645	839,385	A$0.0910
2-Dec-21	30-Sep-22	30-Sep-27	A$0.09645	839,385	A$0.0920
2-Dec-21	31-Dec-22	31-Dec-27	A$0.09645	839,385	A$0.0940
2-Dec-21	31-Mar-23	31-Mar-28	A$0.09645	839,385	A$0.0950
2-Dec-21	30-Jun-23	30-Jun-28	A$0.09645	839,385	A$0.0960
2-Dec-21	30-Sep-23	30-Sep-28	A$0.09645	839,385	A$0.0970
2-Dec-21	31-Dec-23	31-Dec-28	A$0.09645	839,385	A$0.0980
2-Dec-21	31-Mar-24	31-Mar-29	A$0.09645	839,385	A$0.0980
2-Dec-21	30-Jun-24	30-Jun-29	A$0.09645	839,385	A$0.0990
2-Dec-21	30-Sep-24	30-Sep-29	A$0.09645	839,385	A$0.1000
2-Dec-21	31-Dec-24	31-Dec-29	A$0.09645	839,385	A$0.1010
2-Dec-21	31-Mar-25	31-Mar-30	A$0.09645	839,385	A$0.1020
2-Dec-21	30-Jun-25	30-Jun-30	A$0.09645	839,385	A$0.1020
2-Dec-21	30-Sep-25	30-Sep-30	A$0.09645	839,385	A$0.1030
2-Dec-21	31-Dec-25	31-Dec-30	A$0.09645	839,385	A$0.1040
				13,430,160

A Black-Scholes model was used to obtain the fair value of the above share options. Inputs used are summarised below

Share price at date of issue	A$0.125
Exercise price	A$0.0965
Bionomics share volatility	85.53%
Risk free interest rate	0.413%

(ii) Unlisted share options issued during the year ended June 30, 2021

On August 28, 2020, the Company issued 15 million share options to subscribe for 15 million shares at A$0.04 per share expiring on August 28, 2025 to key management personnel, details of the issue are set out below:

KMP	Number	Vesting conditions	Fair value at date of issue
Dr Errol De Souza	6,000,000	Company’s share price reaching $0.14 per share	A$0.075
Dr Errol De Souza	6,000,000	Company’s share price reaching $0.24 per share	A$0.071
Mr Jack Moschakis	1,000,000	Company’s share price reaching $0.14 per share	A$0.133
Mr Jack Moschakis	1,000,000	Company’s share price reaching $0.24 per share	A$0.118
Ms Liz Doolin	500,000	Company’s share price reaching $0.14 per share	A$0.133
Ms Liz Doolin	500,000	Company’s share price reaching $0.24 per share	A$0.118

The share options issued to Dr Errol De Souza were approved by shareholders at the general meeting held on August 26, 2020 and the share options issued to Mr Jack Moschakis and Ms Liz Doolin were approved by Directors on 28 August 2020.

A Monte Carlo model was used to obtain the fair value of the share options that were issued to Dr Errol De Souza and the share options issued to Mr Jack Moschakis and Ms Liz Doolin that vest when the Company’s share price reach A$0.24. A Black-Scholes model was used to obtain the fair value of the share options issued to Mr Jack Moschakis and Ms Liz Doolin that vest when the Company’s share price reach $0.14, as the share price had reached A$0.14 when these shares options were approved to be issued. Inputs used are summarised below:

	Dr Errol De Souza share options	Mr Jack Moschakis and Ms Liz Doolin share options
Share price at date of issue	A$0.11	A$0.15
Exercise price	A$0.04	A$0.04
Bionomics share volatility	105%	105%
Risk free interest rate	0.42%	0.43%

On November 20, 2020, the company issued 500,000 share options to subscribe for 500,000 shares at A$0.1687 per share to Dr Jane Ryan (non-executive director). The issue of these options was approved by shareholders at the Annual General Meeting held on 20 November 2020, details of the share options issue are set out below:

Grant date	Vesting date	Expiry date	Exercise price	Number	Fair value at date of issue
20-Nov-20	20-Oct-21	20-Oct-26as at 06/30/20	A$0.1687	100,000	A$0.089
20-Nov-20	20-Oct-22	20-Oct-27	A$0.1687	100,000	A$0.095
20-Nov-20	20-Oct-23	20-Oct-28	A$0.1687	100,000	A$0.099
20-Nov-20	20-Oct-24	20-Oct-29	A$0.1687	100,000	A$0.103
20-Nov-20	20-Oct-25	20 Oct-30	A$0.1687	100,000	A$0.107

A Black-Scholes model was used to obtain the fair value of the above share options. Inputs used are summarised below:

Share price at date of issue	A$0.13
Exercise price	A$0.1687
Bionomics share volatility	89%
Risk free interest rate	0.30%

As a result of the rights issues that occurred during the year ended June 30, 2021, the exercise price of the above options was recalculated in accordance with the rules of the option plans, and the ASX listing rule 6.22.2.

Unlisted share options exercised during the year ended June 30, 2022

On September 2, 2021, 2,000,000 unlisted share options were exercised at A$0.0136 per share. The share price at date of exercise was A$0.19.

The table below lists share options outstanding at June 30, 2022:

Grant date	Expiry date	Exercise price	Number of options	Fair value
20-Jul-15	20-Jul-22	A$0.4077	15,000	A$0.2371
5-Sep-17	5-Sep-22	A$0.4136	368,050	A$0.2839
9-Oct-15	9-Oct-22	A$0.4311	5,000	A$0.3216
10-Oct-13	10-Oct-22	A$0.5750	15,000	A$0.5233
28-Nov-16	28-Nov-22	A$0.2349	200,000	A$0.2505
28-Nov-16	28-Nov-22	A$0.2866	100,000	A$0.2377
28-Nov-16	28-Nov-22	A$0.3556	5,000	A$0.2227
11-Dec-12	11-Dec-22	A$0.2912	100,000	A$0.2155
17-Dec-13	11-Dec-22	A$0.6960	100,000	A$0.4318
17-Dec-13	17-Dec-22	A$0.6611	4,000	A$0.4385
18-Dec-12	18-Dec-22	A$0.2912	5,000	A$0.2535
24-Dec-15	24-Dec-22	A$0.5125	100,000	A$0.1658
30-Dec-15	30-Dec-22	A$0.4838	50,000	A$0.1772
27-Apr-15	27-Apr-23	A$0.4765	4,000	A$0.2466
1-May-13	1-May-23	A$0.3481	64,000	A$0.2697
6-May-16	6-May-23	A$0.2936	50,000	A$0.1961
25-May-15	25-May-23	A$0.3982	260,600	A$0.2654
20-Jul-15	20-Jul-23	A$0.4077	15,000	A$0.2513
5-Sep-17	5-Sep-23	A$0.4136	10,000	A$0.3062
9-Oct-15	9-Oct-23	A$0.4311	5,000	A$0.3376
10-Oct-13	10-Oct-23	A$0.5750	5,000	A$0.5415
10-Oct-13	10-Oct-23	A$0.5750	10,000	A$0.5415
4-Nov-16	4-Nov-23	A$0.2327	4,000	A$0.2448
28-Nov-16	28-Nov-23	A$0.2349	200,000	A$0.2621
28-Nov-16	28-Nov-23	A$0.2866	200,000	A$0.2504
28-Nov-16	28-Nov-23	A$0.3556	5,000	A$0.2370
17-Dec-13	17-Dec-23	A$0.6611	4,000	A$0.4573
24-Dec-15	24-Dec-23	A$0.5125	100,000	A$0.1798
30-Dec-15	30-Dec-23	A$0.4838	50,000	A$0.1912
2-Dec-21	31-Mar-24	A$0.2014	2,986,663	A$0.0890
27-Apr-15	27-Apr-24	A$0.4765	4,000	A$0.2601
6-May-16	6-May-24	A$0.2936	50,000	A$0.2068
25-May-15	25-May-24	A$0.3982	260,600	A$0.2780
2-Dec-21	30-Jun-24	A$0.2014	2,986,663	A$0.0900
2-Dec-21	30-Jun-24	A$0.2014	2,986,663	A$0.0910
20-Jul-15	20-Jul-24	A$0.4077	15,000	A$0.2640
5-Sep-17	5-Sep-24	A$0.4136	10,000	A$0.3236
9-Oct-15	9-Oct-24	A$0.4311	5,000	A$0.3521
4-Nov-16	4-Nov-24	A$0.2327	4,000	A$0.2546
28-Nov-16	28-Nov-24	A$0.2349	200,000	A$0.2721

Grant date	Expiry date	Exercise price	Number of options	Fair value
28-Nov-16	28-Nov-24	A$0.2866	200,000	A$0.2616
28-Nov-16	28-Nov-24	A$0.3556	5,000	A$0.2495
24-Dec-15	24-Dec-24	A$0.5125	100,000	A$0.1925
30-Dec-15	30-Dec-24	A$0.4838	50,000	A$0.2038
27-Apr-15	27-Apr-25	A$0.4765	4,000	A$0.2722
6-May-16	6-May-25	A$0.2936	50,000	A$0.2164
25-May-15	25-May-25	A$0.3982	260,600	A$0.2893
20-Jul-15	20-Jul-25	A$0.4077	15,000	A$0.2756
28-Aug-20	28-Aug-25	A$0.0136	6,000,000	A$0.0750
28-Aug-20	28-Aug-25	A$0.0136	6,000,000	A$0.0710
28-Aug-20	28-Aug-25	A$0.0136	500,000	A$0.1330
28-Aug-20	28-Aug-25	A$0.0136	500,000	A$0.1180
5-Sep-17	5-Sep-25	A$0.4136	10,000	A$0.3388
9-Oct-15	9-Oct-25	A$0.4311	5,000	A$0.3653
4-Nov-16	4-Nov-25	A$0.2327	4,000	A$0.2633
28-Nov-16	28-Nov-25	A$0.2349	200,000	A$0.2810
28-Nov-16	28-Nov-25	A$0.2866	200,000	A$0.2716
28-Nov-16	28-Nov-25	A40.3556	5,000	A$0.2605
24-Dec-15	24-Dec-25	A40.5125	100,000	A$0.2039
30-Dec-15	30-Dec-25	A$0.4838	50,000	A$0.2152
6-May-16	6-May-26	A$0.2936	50,000	A$0.2251
5-Sep-17	5-Sep-26	A$0.4136	10,000	A$0.3520
2-Dec-21	30-Sep-26	A$0.2014	2,986,663	A$0.0740
20-Nov-20	20-Oct-26	A$0.1519	100,000	A$0.0890
4-Nov-16	4-Nov-26	A40.2327	4,000	A$0.2710
28-Nov-16	28-Nov-26	A40.2349	200,000	A$0.2890
28-Nov-16	28-Nov-26	A$0.2866	200,000	A$0.2804
28-Nov-16	28-Nov-26	A40.3556	5,000	A$0.2703
2-Dec-21	31-Dec-26	A$0.2014	2,986,663	A$0.0760
2-Dec-21	31-Mar-27	A40.2014	2,986,663	A$0.0780
2-Dec-21	31-Mar-27	A$0.0965	839,385	A$0.0900
2-Dec-21	30-Jun-27	A$0.2014	2,986,663	A$0.0790
2-Dec-21	30-Jun-27	A$0.0965	839,385	A$0.0910
5-Sep-17	5-Sep-27	A$0.4136	10,000	A$0.3636
2-Dec-21	30-Sep-27	A$0.2014	2,986,663	A$0.0810
2-Dec-21	30-Sep-27	A$0.0965	839,385	A$0.0920
20-Nov-20	20-Oct-27	A$0.1519	100,000	A$0.0950
2-Dec-21	31-Dec-27	A$0.2014	2,986,663	A$0.0820
2-Dec-21	31-Dec-27	A$0.0965	839,385	A$0.0940
2-Dec-21	31-Mar-28	A$0.2014	2,986,663	A$0.0840
2-Dec-21	31-Mar-28	A$0.0965	839,385	A$0.0950
2-Dec-21	30-Jun-28	A$0.2014	2,986,663	A$0.0850
2-Dec-21	30-Jun-28	A$0.0965	839,385	A$0.0960
2-Dec-21	30-Sep-28	A$0.2014	2,986,663	A$0.0860
2-Dec-21	30-Sep-28	A$0.0965	839,385	A$0.0970
20-Nov-20	20-Oct-28	A$0.1519	100,000	A$0.0990
2-Dec-21	31-Dec-28	A$0.2014	2,986,663	A$0.0880
2-Dec-21	31-Dec-28	A$0.0965	839,385	A$0.0980
2-Dec-21	31-Mar-29	A$0.0965	839,385	A$0.0980
2-Dec-21	30-Jun-29	A$0.0965	839,385	A$0.0990
2-Dec-21	30-Sep-29	A$0.0965	839,385	A$0.1000
20-Nov-20	20-Oct-29	A$0.1519	100,000	A$0.1030
2-Dec-21	31-Dec-29	A$0.2014	2,986,663	A$0.0920

Grant date	Expiry date	Exercise price	Number of options	Fair value
2-Dec-21	31-Dec-29	A$0.0965	839,385	A$0.1010
2-Dec-21	31-Mar-30	A$0.2014	2,986,663	A$0.0930
2-Dec-21	31-Mar-30	A$0.0965	839,385	A$0.1020
2-Dec-21	30-Jun-30	A$0.2014	2,986,662	A$0.0940
2-Dec-21	30-Jun-30	A$0.0965	839,385	A$0.1020
2-Dec-21	30-Sep-30	A$0.0965	839,385	A$0.1030
20-Nov-20	20-Oct-30	A$0.1519	100,000	A$0.1070
2-Dec-21	31-Dec-30	A$0.0965	839,385	A$0.1040
			79,056,617

(c)
Warrants

When exercised, each warrant is convertible into one ordinary share.

Movement in unlisted share warrants:

	2022		2021		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of warrants	exercise	of warrants	exercise	of warrants	exercise
		price		price		price
Opening balance at beginning of financial year	166,082,988	A$0.11	40,207,472	A$0.59	40,207,472	A$0.59
Granted during the financial year	-	-	150,000,000	A$0.06	-	-
Forfeited during the financial year	-	-	-	-	-	-
Exercised during the financial year	(8,000,000)	A$0.06	-	-	-	-
Expired during the financial year	(16,082,988)	A$0.57	(24,124,484)	A$0.59	-	-
Closing balance at June 30	142,000,000	A$0.06	166,082,988	A$0.11	40,207,472	A$0.59

The number of unlisted warrants vested and exercisable at June 30, 2022 is 142,000,000 (2021: 166,082,988).

The weighted average remaining contractual life of any unlisted warrants outstanding at the June 30, 2022 is 1.16 years (2021: 2.6 years).

Unlisted warrants issued during the year ended June 30, 2021

On August 26, 2020, shareholders approved, as consideration for Apeiron underwriting a share issue that would raise at least A$15 million, that Apeiron would be issued 150 million warrants to subscribe for shares at A$0.06 per share with an expiry date of August 26, 2023.

With the assistance of Apeiron a share placement was made that raised A$15,991,634 and the warrants vested on March 3, 2021. As per IFRS 2 'Share Based Payment', the warrants have been valued based on the fair value of the services received (underwriting a share issue) which has been calculated using a risk adjusted estimated fee of 9% of the amount that was raised.

Unlisted warrants exercised during the year ended June 30, 2022

On November 11, 2021, 2,000,000 warrants were exercised at A$0.06 per share. The share price at date of exercise was A$0.125.

The table below lists warrants outstanding at June 30, 2022.

Grant Date	Expiry date	Exercise Price	No of options	Fair Value
26-Aug-20	26-Aug-23	A$0.06	142,000,000	A$0.01